Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 60,833
Profit (loss)	43,951	$ (312,982)	$ 132,011
Other comprehensive income (loss)	13	(3,570)	2,298
Ending balance	262,150	60,833
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(60,833)	(377,385)
Profit (loss)	(43,951)	312,982
Incorporation through Business Combination	(157,353)
Other comprehensive income (loss)	(13)	3,570
Ending balance	(262,150)	(60,833)	(377,385)
Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	40,409	13,457
Profit (loss)		23,382
Other comprehensive income (loss)		3,570
Ending balance		40,409	13,457
Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(101,242)	(390,842)
Profit (loss)		289,600
Ending balance		(101,242)	(390,842)
Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37,747
Profit (loss)	17,261
Incorporation through Business Combination	(32,527)
Other comprehensive income (loss)	(13)
Ending balance	22,468	37,747
Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(98,580)
Profit (loss)	(61,212)
Incorporation through Business Combination	(124,826)
Ending balance	(284,618)	(98,580)
Tax losses and other unused tax credits [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	222	7,932
Profit (loss)		(7,710)
Ending balance		222	7,932
Tax losses and other unused tax credits [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	222
Profit (loss)	(222)
Ending balance	0	222
Employee benefit [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37,525	1,255
Profit (loss)		32,700
Other comprehensive income (loss)		3,570
Ending balance		37,525	1,255
Employee benefit [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	37,525
Profit (loss)	(23,444)
Other comprehensive income (loss)	(13)
Ending balance	14,068	37,525
Trade and other payables [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)	40,927
Incorporation through Business Combination	(32,527)
Ending balance	8,400
Property, plant and equipment [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(46,549)	(278,724)
Profit (loss)		232,175
Ending balance		(46,549)	(278,724)
Property, plant and equipment [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(46,549)
Profit (loss)	(103,902)
Incorporation through Business Combination	(119,193)
Ending balance	(269,644)	(46,549)
Tax inflation adjustments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(35,664)	(102,239)
Profit (loss)		66,575
Ending balance		(35,664)	(102,239)
Tax inflation adjustments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(35,664)
Profit (loss)	44,164
Incorporation through Business Combination	(8,500)
Ending balance	0	(35,664)
Trade and other receivables [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,782)	(11,700)
Profit (loss)		918
Ending balance		(10,782)	(11,700)
Trade and other receivables [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,782)
Profit (loss)	7,542
Ending balance	(3,240)	(10,782)
Right-of-use assets, net [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,979)	3,305
Profit (loss)		(8,284)
Ending balance		(4,979)	3,305
Right-of-use assets, net [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,979)
Profit (loss)	1,696
Ending balance	(3,283)	(4,979)
Borrowings [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,050)	(968)
Profit (loss)		(2,082)
Ending balance		(3,050)	(968)
Borrowings [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,050)
Profit (loss)	(3,592)
Ending balance	(6,642)	(3,050)
Provisions [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,662	4,270
Profit (loss)		(1,608)
Ending balance		2,662	4,270
Provisions [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,662
Profit (loss)	(4,042)
Incorporation through Business Combination	1,183
Ending balance	(197)	2,662
Other [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(218)	(516)
Profit (loss)		298
Ending balance		(218)	$ (516)
Other [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(218)
Profit (loss)	(3,078)
Incorporation through Business Combination	1,684
Ending balance	$ (1,612)	$ (218)